Fee and Commission Income - Summary of Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Fee and commission income [abstract]
Loans	¥ 62,815	¥ 55,965
Credit card business	150,857	132,106
Guarantees	33,669	31,527
Securities-related business	68,803	71,944
Deposits	6,796	6,196
Remittances and transfers	70,384	68,910
Safe deposits	2,191	2,301
Trust fees	2,119	2,169
Investment trusts	72,609	70,294
Agency	4,956	6,206
Others	87,676	86,183
Total fee and commission income	¥ 562,875	¥ 533,801